Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	As of December 31,
	2023	2024	2024
	S$	S$	US$
The Peel Agri-Innovation Project	1,990,000	1,990,000	1,456,595
Software	129,543	129,543	94,820
Total	2,119,543	2,119,543	1,551,415
Less: accumulated amortization	(10,795)	(36,704)	(26,866)
Net book value	2,108,748	2,082,839	1,524,549